ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER

	As of December 31,
US$ MILLIONS	2020	2019
Current:
Accounts receivable(1)	$345	$356
Prepayments & other assets	49	34
Total current	$394	$390

Non-current:
Other assets	$101	$89
Total non-current	$101	$89
(1)Includes $185 million (2019: $214 million) receivable from one customer. Please refer to Note 14 for revenues attributable to this customer.